Schedule of Investments (unaudited)	iShares® ESG Aware MSCI EAFE ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 7.2%
APA Group	1,374,645	$7,736,465
Aristocrat Leisure Ltd.	343,022	9,179,830
ASX Ltd.	192,757	7,391,541
Australia & New Zealand Banking Group Ltd.	932,675	15,003,252
BlueScope Steel Ltd.	533,470	7,317,796
Brambles Ltd.	2,200,366	19,390,917
Cochlear Ltd.	51,123	9,220,374
Coles Group Ltd.	718,940	7,275,765
Commonwealth Bank of Australia	830,445	57,368,246
Computershare Ltd.	546,492	8,523,881
CSL Ltd.	247,515	42,945,507
Dexus	2,906,503	13,508,694
Fortescue Metals Group Ltd.	1,165,489	19,138,370
Goodman Group	745,761	11,204,584
GPT Group (The)	2,671,860	7,263,342
IGO Ltd.	1,223,289	6,883,118
Insurance Australia Group Ltd.	1,875,018	7,362,697
James Hardie Industries PLC(a)	223,937	7,151,299
Macquarie Group Ltd.	214,109	23,850,898
Mineral Resources Ltd.	195,897	7,863,304
Mirvac Group	10,360,534	14,072,455
National Australia Bank Ltd.	822,452	15,405,065
Northern Star Resources Ltd.	958,547	8,009,908
Orica Ltd.	960,132	9,881,702
Pilbara Minerals Ltd.(b)	3,082,272	7,370,140
QBE Insurance Group Ltd.	1,699,714	17,294,522
Ramsay Health Care Ltd.	215,961	7,014,945
REA Group Ltd.	67,791	6,952,261
Rio Tinto Ltd.	189,999	15,599,936
Santos Ltd.	1,549,828	7,009,327
Sonic Healthcare Ltd.	380,718	7,367,280
Suncorp Group Ltd.	1,423,671	13,143,574
Telstra Corp. Ltd.	3,056,077	7,722,251
Transurban Group	4,340,895	37,088,529
Westpac Banking Corp.	843,496	11,896,370
Woodside Energy Group Ltd.	1,511,617	30,712,055
Xero Ltd.(a)	107,625	7,337,786
		519,457,986
Austria — 0.3%
OMV AG	235,383	10,050,559
Verbund AG	94,498	9,002,049
		19,052,608
Belgium — 1.0%
Anheuser-Busch InBev SA/NV	462,758	29,122,726
Argenx SE(a)	24,371	10,870,484
KBC Group NV	360,808	20,684,241
Umicore SA	321,659	8,595,839
		69,273,290
Denmark — 3.5%
AP Moller - Maersk A/S, Class B, NVS	4,762	7,509,451
Carlsberg A/S, Class B	67,522	8,377,071
Coloplast A/S, Class B	64,894	7,657,323
DSV A/S	68,892	10,364,553
Genmab A/S(a)	37,531	11,804,072
Novo Nordisk A/S	1,582,950	161,721,478
Novozymes A/S, Class B	135,442	7,023,468
Orsted A/S(c)	207,923	9,790,631
Pandora A/S	82,798	11,177,541

Security	Shares	Value

Denmark (continued)
Vestas Wind Systems A/S(a)	601,660	$16,636,278
		252,061,866
Finland — 1.1%
Kesko OYJ, Class B	471,073	9,010,298
Metso OYJ	891,186	8,778,881
Neste OYJ	405,007	15,431,863
Nokia OYJ	5,118,414	17,952,115
Stora Enso OYJ, Class R	628,905	8,171,731
UPM-Kymmene OYJ	457,332	15,999,499
Wartsila OYJ Abp	538,168	7,436,929
		82,781,316
France — 11.5%
Air Liquide SA	144,285	27,353,577
Airbus SE	172,452	25,628,582
AXA SA	1,108,300	34,557,228
BNP Paribas SA	506,653	31,851,763
Bouygues SA	197,280	7,506,860
Capgemini SE	36,128	7,404,773
Carrefour SA	386,581	7,329,484
Cie. de Saint-Gobain	112,389	7,327,305
Cie. Generale des Etablissements Michelin SCA	1,022,549	34,384,585
Covivio	273,418	13,362,876
Danone SA	647,849	41,658,553
Dassault Systemes SE	509,799	23,909,865
Edenred	129,613	7,059,644
Engie SA	783,459	13,595,447
EssilorLuxottica SA	70,079	13,381,390
Eurazeo SE	111,316	8,342,384
Gecina SA	67,570	7,481,772
Hermes International	14,708	30,482,527
Kering SA	52,283	22,490,547
Legrand SA	140,192	13,521,374
L’Oreal SA	119,653	56,223,887
LVMH Moet Hennessy Louis Vuitton SE	136,402	104,385,644
Pernod Ricard SA	118,443	20,462,258
Publicis Groupe SA	105,277	8,896,627
Safran SA	113,301	19,921,396
Sanofi	522,750	48,754,242
Schneider Electric SE	384,169	70,707,326
Societe Generale SA	837,797	21,084,485
TotalEnergies SE	1,263,009	86,085,742
Vinci SA	60,278	7,368,299
Worldline SA/France(a)(c)	475,173	7,384,985
		829,905,427
Germany — 7.9%
adidas AG	90,371	18,917,683
Allianz SE, Registered	192,069	48,294,159
BASF SE	201,064	9,352,979
Bayer AG, Registered	323,411	11,070,060
Bayerische Motoren Werke AG	275,546	28,751,118
Commerzbank AG	576,262	7,054,367
Continental AG	93,490	7,227,273
Deutsche Bank AG, Registered	812,558	10,123,101
Deutsche Boerse AG.	116,804	22,205,434
Deutsche Lufthansa AG, Registered(a)	815,117	7,090,726
Deutsche Post AG, Registered	393,871	18,507,623
Deutsche Telekom AG, Registered	361,197	8,657,264
E.ON SE	577,374	7,504,750
GEA Group AG	318,588	11,722,109
HeidelbergCement AG	91,721	7,487,154
Henkel AG & Co. KGaA	287,091	20,059,781

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware MSCI EAFE ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Germany (continued)
Infineon Technologies AG	726,195	$28,019,911
LEG Immobilien SE(a)	99,458	7,621,321
Mercedes-Benz Group AG	374,957	24,379,456
Merck KGaA	145,141	25,423,445
MTU Aero Engines AG	35,325	7,239,182
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	96,997	41,314,848
Puma SE	168,770	10,900,099
Rheinmetall AG	24,183	7,290,714
SAP SE	626,699	99,689,426
Siemens AG, Registered	383,604	64,438,802
Vonovia SE	254,048	7,065,916
Zalando SE(a)(c)	277,478	6,615,676
		574,024,377
Hong Kong — 2.0%
AIA Group Ltd.	5,234,400	45,000,797
BOC Hong Kong Holdings Ltd.	2,851,000	7,622,773
Galaxy Entertainment Group Ltd.	1,261,000	6,523,267
Hang Lung Properties Ltd.	5,008,000	6,693,319
Hang Seng Bank Ltd.	626,800	6,928,516
Hong Kong Exchanges & Clearing Ltd.	660,200	23,372,744
MTR Corp. Ltd.	7,292,000	26,138,125
Sands China Ltd.(a)	2,586,000	6,342,149
Sino Land Co. Ltd.	6,898,000	6,941,364
Swire Pacific Ltd., Class A	1,109,000	7,187,131
		142,750,185
Ireland — 1.1%
CRH PLC	568,482	35,951,657
Flutter Entertainment PLC, Class DI(a)	94,500	14,745,969
Kerry Group PLC, Class A	251,638	20,367,251
Kingspan Group PLC	95,124	7,559,017
		78,623,894
Israel — 0.6%
Bank Hapoalim BM	1,319,952	11,151,433
CyberArk Software Ltd.(a)(b)	37,731	7,518,656
Elbit Systems Ltd.	35,508	7,074,172
Isracard Ltd.	1	4
Nice Ltd.(a)	40,712	7,727,980
Wix.com Ltd.(a)	73,212	7,431,018
		40,903,263
Italy — 2.3%
Assicurazioni Generali SpA	1,808,828	37,460,262
Enel SpA	4,942,426	34,927,336
Eni SpA	697,028	11,558,462
Intesa Sanpaolo SpA	9,710,009	27,990,038
Mediobanca Banca di Credito Finanziario SpA	588,602	6,909,424
Poste Italiane SpA(c)	650,111	7,006,800
Stellantis NV	383,214	8,328,924
Terna - Rete Elettrica Nazionale	1,039,626	8,376,390
UniCredit SpA	887,811	24,214,876
		166,772,512
Japan — 22.4%
Advantest Corp.	364,200	11,316,494
Aeon Co. Ltd.	348,000	7,197,833
Ajinomoto Co. Inc.	589,300	22,000,382
ANA Holdings Inc.(a)	340,900	7,034,586
Asahi Group Holdings Ltd.	310,700	11,503,203
Asahi Kasei Corp.	3,842,200	26,676,365
Astellas Pharma Inc.	1,269,400	15,471,275
Azbil Corp.	366,100	11,824,051
Bridgestone Corp.	623,300	25,727,207
Security	Shares	Value

Japan (continued)
Chugai Pharmaceutical Co. Ltd.	445,000	$15,715,964
Daifuku Co. Ltd.	391,900	7,382,743
Daiichi Sankyo Co. Ltd.	960,600	26,029,500
Daikin Industries Ltd.	147,700	22,054,477
Daiwa Securities Group Inc.	3,737,000	24,162,579
Disco Corp.	33,600	7,272,521
Eisai Co. Ltd.	172,400	8,952,930
ENEOS Holdings Inc.	3,453,800	13,594,036
FANUC Corp.	825,000	22,906,839
Fast Retailing Co. Ltd.(b)	92,600	23,524,679
FUJIFILM Holdings Corp.	207,700	12,163,002
Fujitsu Ltd.	146,000	20,788,303
Hankyu Hanshin Holdings Inc.	705,200	21,319,474
Hitachi Ltd.	518,800	36,072,826
Honda Motor Co. Ltd.	3,387,100	34,646,427
Hoya Corp.	260,700	29,322,594
Ibiden Co. Ltd.	178,300	8,524,437
Inpex Corp.	779,600	10,755,693
ITOCHU Corp.	1,094,700	42,559,098
JFE Holdings Inc.	688,500	10,169,950
Kao Corp.	231,400	8,890,155
KDDI Corp.	1,494,200	46,675,909
Keyence Corp.	59,700	25,564,460
Kirin Holdings Co. Ltd.	709,600	10,031,283
Komatsu Ltd.	541,800	13,858,743
Kubota Corp.	976,400	14,023,761
Marubeni Corp.	1,171,100	18,301,827
MatsukiyoCocokara & Co.	401,400	6,934,454
Mazda Motor Corp.	635,100	6,838,519
Mitsubishi Chemical Group Corp.	1,113,800	7,303,403
Mitsubishi Corp.	357,400	16,664,934
Mitsubishi Electric Corp.	519,300	7,036,785
Mitsubishi Heavy Industries Ltd.	206,300	11,589,845
Mitsubishi UFJ Financial Group Inc.	4,908,200	41,821,142
Mitsui Chemicals Inc.	255,500	7,500,858
Mitsui Fudosan Co.Ltd.	467,400	10,987,316
Mizuho Financial Group Inc.	1,456,700	24,719,723
MS&AD Insurance Group Holdings Inc.	242,400	9,126,695
NEC Corp.	165,300	9,213,141
Nintendo Co. Ltd.	391,580	18,252,487
Nippon Telegraph & Telephone Corp.	6,410,700	7,502,091
Nippon Yusen KK	282,400	7,606,251
Nitto Denko Corp.	103,600	7,362,390
Nomura Holdings Inc.	2,562,500	10,493,917
Nomura Research Institute Ltd.	467,500	13,090,804
Obayashi Corp.	846,900	7,126,047
Omron Corp.	360,500	15,114,020
Oriental Land Co. Ltd.	613,600	20,843,491
ORIX Corp.	812,100	14,836,274
Pan Pacific International Holdings Corp.	314,000	6,785,755
Panasonic Holdings Corp.	1,306,200	13,459,222
Rakuten Group Inc.	1,883,600	7,443,789
Recruit Holdings Co. Ltd.	717,300	26,507,405
Renesas Electronics Corp.(a)	836,000	14,570,598
Secom Co. Ltd.	108,800	7,562,710
Seiko Epson Corp.	497,300	7,386,257
Sekisui Chemical Co. Ltd.	513,100	7,292,364
Sekisui House Ltd.	533,000	10,913,374
Seven & i Holdings Co. Ltd.	185,700	7,130,362
SG Holdings Co. Ltd.	707,100	10,200,364
Shimadzu Corp.	281,600	7,284,068
Shin-Etsu Chemical Co. Ltd.	553,100	19,496,585

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware MSCI EAFE ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Shionogi & Co. Ltd.	152,900	$7,209,469
Shiseido Co. Ltd.	246,700	6,599,300
SoftBank Corp.	3,377,000	41,040,396
SoftBank Group Corp.	409,900	16,609,801
Sompo Holdings Inc.	361,900	16,601,585
Sony Group Corp.	765,000	65,783,129
Sumitomo Chemical Co. Ltd.	5,979,300	15,268,615
Sumitomo Metal Mining Co. Ltd.	385,800	11,151,704
Sumitomo Mitsui Financial Group Inc.	579,000	28,485,325
Sumitomo Mitsui Trust Holdings Inc.	199,100	7,493,245
Sysmex Corp.	212,500	11,754,790
Takeda Pharmaceutical Co. Ltd.	438,294	12,424,727
TDK Corp.	163,900	7,626,784
Terumo Corp.	223,400	7,132,601
Tokio Marine Holdings Inc.	876,900	21,713,916
Tokyo Electron Ltd.	245,100	39,375,685
Tokyo Gas Co. Ltd.	338,700	7,852,806
Tokyu Corp.	607,100	7,120,640
Toray Industries Inc.	3,542,900	18,369,122
Toyota Motor Corp.	4,990,200	94,743,156
Unicharm Corp.	228,300	7,334,365
West Japan Railway Co.	181,300	7,165,430
Yamaha Corp.	529,000	12,369,455
Yamaha Motor Co. Ltd.	876,600	22,472,014
Yaskawa Electric Corp.	398,500	15,289,273
Yokogawa Electric Corp.	671,900	12,750,032
		1,623,750,411
Netherlands — 4.5%
Adyen NV(a)(c)	8,814	10,305,820
AerCap Holdings NV(a)	105,959	7,228,523
Akzo Nobel NV	230,900	17,774,111
ASM International NV	19,574	10,053,461
ASML Holding NV	212,442	144,784,855
BE Semiconductor Industries NV	53,629	7,498,294
Heineken NV	97,853	8,957,767
ING Groep NV	1,677,232	23,563,403
Koninklijke Ahold Delhaize NV	723,741	20,959,192
Koninklijke KPN NV	6,674,979	22,864,024
Prosus NV	690,848	22,840,216
Universal Music Group NV	328,909	8,690,106
Wolters Kluwer NV	140,272	19,321,460
		324,841,232
New Zealand — 0.2%
EBOS Group Ltd.	427,806	9,737,387
Meridian Energy Ltd.	2,348,277	7,545,690
		17,283,077
Norway — 1.1%
DNB Bank ASA	779,083	14,852,316
Equinor ASA	825,690	26,380,185
Gjensidige Forsikring ASA	482,364	8,140,441
Norsk Hydro ASA	1,180,517	6,855,019
Orkla ASA	1,451,695	10,712,277
Telenor ASA	972,447	10,465,644
		77,405,882
Portugal — 0.2%
Galp Energia SGPS SA	1,186,998	17,637,497

Singapore — 1.3%
CapitaLand Investment Ltd/Singapore	5,742,500	13,005,228
City Developments Ltd.	3,295,700	15,414,874
DBS Group Holdings Ltd.	296,800	7,050,387

Security	Shares	Value

Singapore (continued)
Grab Holdings Ltd., Class A(a)	2,223,700	$6,760,048
Keppel Corp. Ltd.	3,667,600	18,296,000
Oversea-Chinese Banking Corp. Ltd.	1,798,400	16,875,985
United Overseas Bank Ltd.	568,000	11,592,460
Wilmar International Ltd.	2,643,200	7,172,622
		96,167,604
Spain — 2.9%
Amadeus IT Group SA	396,063	27,192,397
Banco Bilbao Vizcaya Argentaria SA	3,287,093	30,600,416
Banco Santander SA	7,931,467	32,877,754
CaixaBank SA	1,708,010	7,693,185
Cellnex Telecom SA(c)	253,787	9,689,220
Corp. ACCIONA Energias Renovables SA	260,723	7,741,232
Endesa SA	402,352	8,416,049
Iberdrola SA	3,548,734	43,858,775
Industria de Diseno Textil SA	603,099	24,886,895
Naturgy Energy Group SA	467,644	13,953,645
Redeia Corp. SA	248,322	4,162,410
		211,071,978
Sweden — 3.1%
Alfa Laval AB	195,895	7,307,647
Assa Abloy AB, Class B	368,319	9,436,469
Atlas Copco AB, Class A	1,523,033	23,510,000
Boliden AB	588,769	15,670,810
Epiroc AB	558,692	10,419,989
EQT AB	296,545	7,005,282
Essity AB, Class B	566,634	14,175,671
Evolution AB(c)	100,397	10,401,125
H & M Hennes & Mauritz AB, Class B	441,792	7,075,888
Nibe Industrier AB, Class B.	1,156,402	6,830,091
Nordea Bank Abp	1,416,078	15,830,922
Saab AB, Class B	131,759	6,763,626
Sandvik AB	367,220	7,257,207
Skandinaviska Enskilda Banken AB, Class A	594,686	7,196,044
Svenska Cellulosa AB SCA, Class B	802,294	11,920,365
Svenska Handelsbanken AB, Class A	1,397,158	13,202,096
Swedbank AB, Class A	408,697	7,491,517
Tele2 AB, Class B	1,550,359	12,171,787
Telia Co. AB	5,993,915	14,219,136
Volvo AB, Class B	889,377	20,626,053
		228,511,725
Switzerland — 10.5%
ABB Ltd., Registered	1,603,186	63,756,358
Alcon Inc.	443,343	33,441,211
Coca-Cola HBC AG, Class DI	274,239	7,619,857
DSM-Firmenich AG	152,453	14,405,840
Geberit AG, Registered	21,995	12,339,498
Givaudan SA, Registered	6,425	24,044,962
Holcim AG	205,832	15,140,946
Kuehne + Nagel International AG, Registered	72,923	21,109,128
Logitech International SA, Registered	150,317	13,140,718
Lonza Group AG, Registered	63,504	24,583,719
Nestle SA, Registered	1,038,186	118,133,725
Novartis AG, Registered	970,565	94,735,153
Partners Group Holding AG	5,662	7,451,701
Roche Holding AG, NVS	297,660	80,076,786
SGS SA	134,908	11,481,050
SIG Group AG	480,917	11,223,096
Sika AG, Registered	71,018	19,299,076
Sonova Holding AG, Registered	34,766	10,037,439
STMicroelectronics NV	517,069	24,544,916

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware MSCI EAFE ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Switzerland (continued)
Straumann Holding AG	52,005	$7,152,100
Swiss Re AG	273,629	32,315,774
Temenos AG, Registered	90,006	7,637,905
UBS Group AG, Registered	1,782,261	50,362,395
VAT Group AG(c)	17,153	7,963,889
Zurich Insurance Group AG	100,434	50,319,062
		762,316,304
United Kingdom — 14.5%
3i Group PLC	958,951	27,121,660
Anglo American PLC	905,142	24,495,785
Antofagasta PLC	408,828	7,257,933
Ashtead Group PLC	157,446	9,513,671
Associated British Foods PLC	242,169	7,292,689
AstraZeneca PLC	707,147	91,014,278
Aviva PLC	3,257,920	17,171,603
BAE Systems PLC	1,855,907	24,622,881
Barclays PLC	5,880,262	10,513,808
Barratt Developments PLC	1,172,672	7,625,146
Berkeley Group Holdings PLC	196,098	11,508,022
BP PLC	4,770,351	29,002,133
BT Group PLC	4,802,206	7,464,504
Bunzl PLC	197,779	7,495,573
Burberry Group PLC	552,660	10,238,056
Centrica PLC	3,787,821	7,138,253
Coca-Cola Europacific Partners PLC	220,126	13,348,441
Compass Group PLC	332,773	8,424,621
Croda International PLC(b)	183,208	10,394,156
DCC PLC	190,246	12,861,376
Diageo PLC	1,616,818	56,590,751
Experian PLC	195,488	7,164,421
GSK PLC	1,836,917	33,004,703
HSBC Holdings PLC	8,699,303	66,448,749
Informa PLC	1,454,393	13,676,172
Intertek Group PLC	152,011	7,664,699
J Sainsbury PLC	3,577,498	12,927,352
Kingfisher PLC	4,471,749	12,412,603
Legal & General Group PLC	4,234,978	12,307,688
Lloyds Banking Group PLC	32,236,488	17,771,536
London Stock Exchange Group PLC	138,236	15,583,795
Mondi PLC	531,913	9,477,735
National Grid PLC	2,457,446	31,871,273
NatWest Group PLC, NVS	3,706,495	9,751,082
Pearson PLC	601,640	7,118,409
Prudential PLC	976,179	10,676,844
Reckitt Benckiser Group PLC	252,512	17,238,207
RELX PLC	1,319,511	50,778,441
Rentokil Initial PLC	1,225,519	6,632,656
Rio Tinto PLC	525,292	35,902,460
Rolls-Royce Holdings PLC(a)	3,739,489	12,760,880
Sage Group PLC (The)	1,415,122	20,248,491

Security	Shares	Value

United Kingdom (continued)
Segro PLC	1,170,042	$12,031,806
Shell PLC	3,037,324	98,180,923
SSE PLC	1,075,324	24,915,741
St. James’s Place PLC	837,158	6,872,356
Standard Chartered PLC	976,978	8,087,570
Taylor Wimpey PLC	4,545,565	7,450,342
Tesco PLC	3,482,598	12,586,122
Unilever PLC	1,299,042	61,973,022
WPP PLC	798,631	7,138,235
		1,051,749,653

Total Common Stocks — 99.2%
(Cost: $6,481,768,113)		7,186,342,087

Preferred Stocks

Germany — 0.2%
Henkel AG & Co. KGaA, Preference Shares, NVS	88,039	6,918,962
Sartorius AG, Preference Shares, NVS	23,621	7,622,607
		14,541,569

Total Preferred Stocks — 0.2%
(Cost: $16,153,053)		14,541,569

Total Long-Term Investments — 99.4%
(Cost: $6,497,921,166)		7,200,883,656

Short-Term Securities

Money Market Funds — 0.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.54%(d)(e)(f)	12,728,498	12,734,862
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.34%(d)(e)	1,290,000	1,290,000

Total Short-Term Securities — 0.2%
(Cost: $14,024,728)		14,024,862

Total Investments — 99.6%
(Cost: $6,511,945,894)		7,214,908,518

Other Assets Less Liabilities — 0.4%		30,408,004

Net Assets — 100.0%		$7,245,316,522

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.

(e)	Annualized 7-day yield as of period end.

(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware MSCI EAFE ETF
November 30, 2023

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/23	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/23	Shares Held at 11/30/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$6,361,879	$6,371,543	(a)	$—		$1,428	$12	$12,734,862	12,728,498	$3,144	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,330,000	—		(40,000	)(a)	—	—	1,290,000	1,290,000	10,569		—
						$1,428	$12	$14,024,862		$13,713		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
TOPIX Index	75	12/07/23	$12,050	$191,008
Euro STOXX 50 Index	377	12/15/23	18,062	703,498
FTSE 100 Index	101	12/15/23	9,542	(79,737)
SPI 200 Index	46	12/21/23	5,378	(29,084)
				$785,685

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware MSCI EAFE ETF
November 30, 2023

Fair Value Hierarchy as of Period End (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$42,286,686	$7,144,055,401	$—	$7,186,342,087
Preferred Stocks	—	14,541,569	—	14,541,569
Short-Term Securities
Money Market Funds	14,024,862	—	—	14,024,862
	$56,311,548	$7,158,596,970	$—	$7,214,908,518
Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$894,506	$—	$894,506
Liabilities
Equity Contracts	—	(108,821)	—	(108,821)
	$—	$785,685	$—	785,685

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

NVS	Non-Voting Shares